Reconciliation of Unrecognized Tax Benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Balance at January 1,	¥ 7,613	$ 1,094	¥ 8,799
Additions due to tax positions taken and business combination during the current year	26,662	3,830	2,636
Reversal based on tax positions related to prior years	(4,721)	(679)	(171)
Settlement			(3,463)
Foreign currency translation adjustments			(188)
Balance at December 31,	¥ 29,554	$ 4,245	¥ 7,613